Note 11 - Lease Commitments	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

Note 11. Lease Commitments

Avalon leases golf carts, machinery and equipment, and copiers under operating leases. Under capital leases, Avalon leases one piece of equipment and land and land improvements. Future commitments under long-term, operating leases and capital leases at December 31, 2013 are as follows (in thousands):

	Capital	Operating	Total
2014	$76	$314	$390
2015	76	312	388
2016	76	254	330
2017	76	219	295
2018	76	19	95
After 2018	510	—	510
Total minimum lease payments	890	$1,118	$2,008
Less: Amounts representing interest	444
Present value of minimum payments	446
Less: Current portion of obligations under capital leases	56
Long-term portion of obligations under capital leases	$390

Rental expense included in the Consolidated Statements of Operations amounted to $.3 million in 2013 and $.4 million in 2012.